Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Numerator:
Change in fair value of derivatives	$ 409,776	$ 0
Interest on convertible debts	50,723	1,311
Net loss	(6,881,722)	(10,102,266)
Net loss - diluted	$ (6,421,223)	$ (10,100,955)
Denominator:
Weighted average common shares outstanding	50,296,518	96,663,470
Legal fees	$ 52,131	$ 0	$ 71,825
General and administrative expenses	73,973	0	77,627
Deferred offering costs	$ 126,104	$ 0	$ 149,452
Convertible notes	1,273,490	300,000
Preferred stock	51,923,443	10,019,347,886
Common stock warrants	195,286	0
Diluted	103,688,737	10,116,311,356
Net loss per common share:
Net loss per common share: basic	$ (0.14)	$ (0.10)
Net loss per common share: diluted	$ (0.06)	$ (0.00)